CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 5,296	$ 4,854
Other comprehensive income:
Change in foreign currency translation adjustment	(1,018)	150
Cash flow hedges:
Change in net unrealized gains	(1,440)	1,524
Amounts reclassified from AOCI	262	156
Net change	(1,178)	1,680
Other comprehensive income (loss), net	(2,196)	1,830
Total of comprehensive income	$ 3,100	$ 6,684